Shareholders' equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity [abstract]
Net income attributable to the owners of the parent company - basic (adjusted)	€ 1,661	€ 1,576	€ 2,526
Net income of continuing operations - Basic earnings per share	1,661	1,547	273
Net income of discontinued operations - Basic earnings per share	0	29	2,253
TDIRA		33
Net income attributable to the owners of the parent company - diluted	€ 1,661	€ 1,609	€ 2,526